100 U.S. Treasury Securities Money Market ETF Investment Objectives and Goals - 100 U.S. Treasury Securities Money Market ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JMMF
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund aims to provide current income while seeking to maintain liquidity and a low volatility of principal.